Annual Total Returns- SmartRetirement Blend 2055 Fund (R2 R3 R4 R5 R6 Shares) [BarChart] - R2 R3 R4 R5 R6 Shares - SmartRetirement Blend 2055 Fund - Class R6	2013	2014	2015	2016	2017	2018	2019	2020
Total	20.37%	7.15%	(1.02%)	8.84%	20.41%	(8.37%)	24.67%	13.22%